Stock-Based Compensation (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 2011 Long-Term Incentive Plan [Member]
Stock options
Balance at the beginning of period	118,400	110,000	168,400
Granted	50,000	8,400	73,000
Balance at the end of period	168,400	118,400	241,400
Exercisable at the end of period	78,933	38,000	143,667
Weighted average exercise price
Balance at the beginning of period	$ 15.07	$ 15.29	$ 11.85
Granted	$ 4.22	$ 12.29	$ 5.60
Balance at the end of period	$ 11.85	$ 15.07	$ 9.96
Exercisable at the end of period	$ 15.09	$ 15.29	$ 13.11
Weighted average remaining contractual term
Balance at the beginning of period (in years)	7 years		6 years 7 months 6 days
Granted (in years)	7 years 10 months 24 days		9 years 8 months 12 days
Balance at the end of period (in years)	6 years 7 months 6 days	7 years	7 years 2 months 12 days
Exercisable at the end of period (in years)	6 years 1 month 6 days	7 years	6 years
Aggregate intrinsic value
Balance at the beginning of period			$ 119,500
Granted	74,500		65,700
Balance at the end of period	74,500		185,200
Exercisable at the end of period			$ 58,673